Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	$ 183,035,500	$ 199,801,999
Total collateral	45,544,953	57,946,894	$ 40,750,101
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	252,087,572	254,531,931
Fair value of collateral Pledges on time deposits	406,244	653,457
Fair value of collateral Deferred payment checks	3,439,059	6,024,417
Fair value of collateral Mortgage on real property	18,396,210	14,847,202
Fair value of collateral Pledges on vehicles and machinery	4,335,920	6,267,483
Fair value of collateral Pledges on personal property	741,408	1,118,784
Fair value of collateral Other	18,226,112	29,035,551
Total collateral	45,544,953	57,946,894
Net exposure	206,542,619	196,585,037
Associated ECLs	3,879,824
Guarantees received [member] | Letters Of Credit [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	256,788	133,286
Fair value of collateral Other	104,486	68,363
Total collateral	104,486	68,363
Net exposure	152,302	64,923
Associated ECLs	3,461
Guarantees received [member] | Guarantees and other commitments [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	1,575,278	1,754,594
Fair value of collateral Pledges on time deposits		1,419
Fair value of collateral Other		277,521
Total collateral		278,940
Net exposure	1,575,278	1,475,654
Associated ECLs	7,269
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	183,035,500	199,801,999
Fair value of collateral Pledges on time deposits	406,244	652,038
Fair value of collateral Deferred payment checks	3,439,059	6,024,417
Fair value of collateral Mortgage on real property	18,396,210	14,847,202
Fair value of collateral Pledges on vehicles and machinery	4,335,920	6,267,483
Fair value of collateral Pledges on personal property	741,408	1,118,784
Fair value of collateral Other	18,121,626	28,689,667
Total collateral	45,440,467	57,599,591
Net exposure	137,595,033	142,202,408
Associated ECLs	3,869,037
Guarantees received [member] | Debt securities at fair value through profit or loss [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	2,635,247	1,603,472
Net exposure	2,635,247	1,603,472
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	8,151,176	1,386,173
Net exposure	8,151,176	1,386,173
Associated ECLs	57
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	56,433,583	49,852,407
Net exposure	56,433,583	49,852,407
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	3,438,825	199,801,999
Fair value of collateral Pledges on time deposits	3,905
Fair value of collateral Deferred payment checks	70,171	9,417
Fair value of collateral Mortgage on real property	489,570	263,463
Fair value of collateral Pledges on vehicles and machinery	142,248	64,505
Fair value of collateral Other	463,511	419,866
Total collateral	1,169,405	57,946,894
Net exposure	2,269,420	1,336,446
Associated ECLs	1,527,108
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	3,438,825	2,093,697
Fair value of collateral Pledges on time deposits	3,905
Fair value of collateral Deferred payment checks	70,171	9,417
Fair value of collateral Mortgage on real property	489,570	263,463
Fair value of collateral Pledges on vehicles and machinery	142,248	64,505
Fair value of collateral Other	463,511	419,866
Total collateral	1,169,405	757,251
Net exposure	2,269,420	$ 1,336,446
Associated ECLs	$ 1,527,108